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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21689

The Piedmont Investment Trust
(Exact name of registrant as specified in charter)

120 Club Oaks Court, Suite 200 Winston-Salem, North Carolina	27104
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(336) 765-2020

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

 Annual Report

 March 31, 2018

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Piedmont Select Equity Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Piedmont Select Equity Fund Letter to Shareholders	May, 2018

For the fiscal year ended March 31, 2018, the Piedmont Select Equity Fund (the “Fund”) was up 10.62%, which is an excellent absolute return but trailed the Standard & Poor’s 500 Index, which was up 13.99%. The factors contributing to the underperformance were varied, but primary among them was a relatively large cash position at 11.6% and underweighting Information Technology (“technology”) sector, even though at 19.2% it was the largest sector in the portfolio. The S&P 500 market weight on technology is about 25% and represented a risk we were not willing to take.

As an illustration, the Fund’s best performing security for the year was Ecolab, Inc., which was up 88.79% in spite of being a relatively low technology chemical and water treatment business. Visa, Inc. was up 74.07 % and is considered by some to be a technology stock (including the classification used by the Fund) but is clearly more closely related to finance and payments. The Fund’s best performing technology company was ServiceNow, Inc., up 66.76% for the fiscal year and which was sold late in the year to reduce volatility.

Health Care is a sector that has been a leading sector in the Fund’s holdings historically and at the end of the fiscal year was still at 13.8%. The Fund’s Health Care holdings produced disappointing results as Allergan, Inc. was down 29.60% and Celgene Corporation was down 27.87%. Both were sold for tax loss purposes late in 2017. The Fund’s third largest loss was Henry Schein, Inc. at 20.92%, which we continue to hold as the Fund has substantial gains over the purchase price. The company recently announced it would be spinning off its animal health division to Vets First Corporation, which is a start-up company. The Fund will be receiving stock in the tax-free transaction, which we believe will be an attractive addition to the portfolio.

Notable additions this fiscal year were Laboratory Corporation of America, FedEx Corporation, Waste Connections, Inc. and SEI Investments, Inc. SEI Investments, Inc. is up 51.00% since its purchase to become the Fund’s largest holding.

2017 was one of those rare years where anything anybody owned did well if not spectacularly. 2018 is already shaping up as more difficult. During the first quarter (the fourth quarter of the Fund’s fiscal year) the S&P 500 Index was down 0.76% while the Fund was up modestly. The outlook for corporate profits over the next twelve months looks good but the economies overseas, trade concerns and political currents could over-shadow the profit outlook. We expect the current positioning of the Fund to provide results in keeping with the objectives of the Fund to provide long-term capital appreciation.

Sincerely,

David B. Gilbert

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end, are available by calling 1-888-859-5865.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-888-859-5865 and a copy will be sent to you free of charge or download a copy at www.piedmontselectequityfund.com. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

The Piedmont Select Equity Fund

Performance Information (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
The Piedmont Select Equity Fund and the S&P 500® Index

	Average Annual Total Returns (for periods ended March 31, 2018)
	1 Year	5 Years	10 Years
The Piedmont Select Equity Fund(a)	10.62%	8.40%	7.15%
S&P 500® Index	13.99%	13.31%	9.49%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Piedmont Select Equity Fund

Portfolio Holdings
March 31, 2018 (Unaudited)

The Piedmont Select Equity Fund vs. S&P 500® Index
Sector Exposure

Top 10 Equity Positions

Security Description	% of Net Assets
SEI Investments Company	4.8%
NIKE, Inc. - Class B	4.6%
Copart, Inc.	4.5%
Ecolab, Inc.	4.4%
Waters Corporation	4.3%
Visa, Inc. - Class A	4.1%
LKQ Corporation	4.1%
Lazard Ltd. - Class A	4.1%
Alphabet, Inc. - Class C	4.0%
Microchip Technology, Inc.	3.9%

The Piedmont Select Equity Fund Schedule of Investments March 31, 2018
Shares	COMMON STOCKS — 88.3%	Value
	Consumer Discretionary — 18.1%
	Distributors — 4.1%
25,000	LKQ Corporation (a)	$948,750

	Hotels, Restaurants & Leisure — 2.4%
10,000	Papa John's International, Inc.	573,000

	Specialty Retail — 7.0%
14,000	CarMax, Inc. (a)	867,160
12,000	Tractor Supply Company	756,240
		1,623,400
	Textiles, Apparel & Luxury Goods — 4.6%
16,000	NIKE, Inc. - Class B	1,063,040

	Consumer Staples — 3.2%
	Food Products — 3.2%
6,000	J.M. Smucker Company (The)	744,060

	Financials — 8.9%
	Capital Markets — 8.9%
18,000	Lazard Ltd. - Class A	946,080
15,000	SEI Investments Company	1,123,650
		2,069,730
	Health Care — 13.8%
	Health Care Providers & Services — 5.8%
8,000	Henry Schein, Inc. (a)	537,680
5,000	Laboratory Corporation of America Holdings (a)	808,750
		1,346,430
	Life Sciences Tools & Services — 8.0%
9,000	IQVIA Holdings, Inc. (a)	882,990
5,000	Waters Corporation (a)	993,250
		1,876,240
	Industrials — 14.5%
	Air Freight & Logistics — 6.9%
14,000	Expeditors International of Washington, Inc.	886,200
3,000	FedEx Corporation	720,330
		1,606,530
	Commercial Services & Supplies — 7.6%
20,712	Copart, Inc. (a)	1,054,862
10,000	Waste Connections, Inc.	717,400
		1,772,262

The Piedmont Select Equity Fund Schedule of Investments (Continued)
Shares	COMMON STOCKS — 88.3% (Continued)	Value
	Information Technology — 19.2%
	Internet Software & Services — 7.5%
903	Alphabet, Inc. - Class C (a)	$931,706
5,000	Facebook, Inc. - Class A (a)	798,950
		1,730,656
	IT Services — 4.1%
8,000	Visa, Inc. - Class A	956,960

	Semiconductors & Semiconductor Equipment — 3.9%
10,000	Microchip Technology, Inc.	913,600

	Software — 3.7%
5,000	Intuit, Inc.	866,750

	Materials — 7.4%
	Chemicals — 7.4%
7,443	Ecolab, Inc.	1,020,212
6,000	Monsanto Company	700,140
		1,720,352
	Real Estate — 3.2%
	Equity Real Estate Investment Trusts (REITs) — 3.2%
12,000	W.P. Carey, Inc.	743,880

	Total Common Stocks (Cost $11,570,867)	$20,555,640

Shares	MONEY MARKET FUNDS — 11.6%	Value
2,711,833	First American Government Obligations Fund - Class Z, 1.50% (b) (Cost $2,711,833)	$2,711,833

	Total Investments at Value — 99.9% (Cost $14,282,700)	$23,267,473

	Other Assets in Excess of Liabilities — 0.1%	18,932

	Net Assets — 100.0%	$23,286,405

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to financial statements.

The Piedmont Select Equity Fund Statement of Assets and Liabilities March 31, 2018
ASSETS
Investments in securities:
At cost	$14,282,700
At value (Note 2)	$23,267,473
Deposits with broker (Note 2)	1,679
Dividends receivable	23,274
Other assets	29,618
Total assets	23,322,044

LIABILITIES
Payable to Advisor (Note 5)	10,780
Payable to administrator (Note 5)	6,765
Other accrued expenses	18,094
Total liabilities	35,639

NET ASSETS	$23,286,405

NET ASSETS CONSIST OF:
Paid-in capital	$13,019,215
Accumulated net investment loss	(8,343)
Undistributed net realized gains from investments	1,290,760
Net unrealized appreciation on investments	8,984,773
NET ASSETS	$23,286,405

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,490,735

Net asset value, offering price and redemption price per share (Note 2)	$15.62

See accompanying notes to financial statements.

The Piedmont Select Equity Fund Statement of Operations For the Year Ended March 31, 2018
INVESTMENT INCOME
Dividend income (Net of foreign tax of $5,633)	$268,156

EXPENSES
Investment advisory fees (Note 5)	221,755
Administration fees (Note 5)	36,972
Professional fees	37,796
Fund accounting fees (Note 5)	32,463
Registration and filing fees	30,552
Insurance expense	13,917
Transfer agent fees (Note 5)	12,000
Trustees’ fees (Note 5)	8,905
Custody and bank service fees	8,242
Distributor services fees (Note 5)	6,000
Printing of shareholder reports	3,620
Postage and supplies	3,201
Other expenses	6,528
Total expenses	421,951
Less fees waived by the Advisor (Note 5)	(89,310)
Net expenses	332,641

NET INVESTMENT LOSS	(64,485)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	2,154,093
Net change in unrealized appreciation (depreciation) on investments	414,776
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,568,869

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,504,384

See accompanying notes to financial statements.

The Piedmont Select Equity Fund Statements of Changes in Net Assets
	Year Ended March 31, 2018	Year Ended March 31, 2017
FROM OPERATIONS
Net investment loss	$(64,485)	$(109,599)
Net realized gains (losses) from:
Investments	2,154,093	1,647,583
Securities sold short	—	(44,974)
Net change in unrealized appreciation (depreciation) on investments	414,776	1,004,424
Net increase in net assets from operations	2,504,384	2,497,434

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investments	(2,213,642)	(1,733,950)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,154	32,500
Reinvestment of distributions to shareholders	392,882	311,314
Payments for shares redeemed	(1,882,261)	(1,048,179)
Net decrease in net assets from capital share transactions	(1,488,225)	(704,365)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,197,483)	59,119

NET ASSETS
Beginning of year	24,483,888	24,424,769
End of year	$23,286,405	$24,483,888

ACCUMULATED NET INVESTMENT LOSS	$(8,343)	$(50,989)

CAPITAL SHARE ACTIVITY
Shares sold	71	2,047
Shares issued in reinvestment of distributions to shareholders	25,347	21,250
Shares redeemed	(119,228)	(67,990)
Net decrease in shares outstanding	(93,810)	(44,693)
Shares outstanding, beginning of year	1,584,545	1,629,238
Shares outstanding, end of year	1,490,735	1,584,545

See accompanying notes to financial statements.

The Piedmont Select Equity Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2016	Year Ended March 31, 2015		Year Ended March 31, 2014
Net asset value at beginning of year	$15.45	$14.99		$16.80	$16.44		$13.62

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.07)		(0.05)	(0.05)		(0.06)
Net realized and unrealized gains (losses) on investments	1.68	1.62		(0.46)	0.81		2.88
Total from investment operations	1.63	1.55		(0.51)	0.76		2.82

Less distributions:
From net realized gains on investments	(1.46)	(1.09)		(1.30)	(0.40)		—

Net asset value at end of year	$15.62	$15.45		$14.99	$16.80		$16.44

Total return (a)	10.62%	10.74%		(3.33%)	4.70%		20.70%

Net assets at end of year (000’s)	$23,286	$24,484		$24,425	$27,310		$27,956

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.71%	1.69%		1.66%	1.67%		1.72%

Ratio of net expenses to average net assets (b)	1.35%	1.36	%(c)	1.35%	1.39	%(c)	1.38	%(c)

Ratio of net investment loss to average net assets (b)	(0.26%)	(0.44%)		(0.34%)	(0.29%)		(0.37%)

Portfolio turnover rate	22%	45%		33%	13%		24%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Ratio was determined after advisory fee waivers (Note 5).
(c)	The ratio of net expenses to average net assets is greater than the expense limit of 1.35% due to dividend and brokerage expense on securities sold short and interest expense, if any (Note 5).

See accompanying notes to financial statements.

The Piedmont Select Equity Fund

Notes to Financial Statements
March 31, 2018

1. Organization

The Piedmont Select Equity Fund (the “Fund”) is a non-diversified series of The Piedmont Investment Trust (the “Trust”), which is organized as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Fund is to provide long-term growth of capital.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X, which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Trustees”). In calculating the Fund’s net asset value (“NAV”), portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded. The Fund normally uses pricing services to obtain market quotations. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. The Fund may be unable to receive the portfolio security’s fair value if the Fund should sell the security. The Trustees monitor and evaluate the Fund’s use of fair value pricing and periodically review the results of any fair valuation under the Fund’s policies.

The Piedmont Select Equity Fund

Notes to Financial Statements (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,555,640	$—	$—	$20,555,640
Money Market Funds	2,711,833	—	—	2,711,833
Total	$23,267,473	$—	$—	$23,267,473

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of March 31, 2018, the Fund did not have any transfers into or out of any Level. In addition, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2018. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Share Valuation — The NAV of the Fund’s shares is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

Investment Transactions — Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Securities Sold Short — The Fund may sell securities short for economic hedging purposes. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will

The Piedmont Select Equity Fund

Notes to Financial Statements (Continued)

be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs are reported as dividend expense and brokerage expense on securities sold short, respectively, in the Statement of Operations. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The broker may charge interest if a specified portion of the collateral is not held in cash. As of March 31, 2018, the Fund had no outstanding securities sold short.

Dividends and Distributions — Distributions to shareholders arising from net investment income and from net realized capital gains (if any) are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid during the years ended March 31, 2018 and 2017 was long-term capital gains.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Piedmont Select Equity Fund

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of March 31, 2018:

Cost of portfolio investments	$14,245,454
Gross unrealized appreciation	$9,034,718
Gross unrealized depreciation	(12,699)
Net unrealized appreciation	9,022,019
Undistributed long-term capital gains	1,290,760
Accumulated capital and other losses	(45,589)
Distributable earnings	$10,267,190

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to adjustments to basis on publicly traded partnerships.

Net qualified late year ordinary losses incurred after December 31, 2017 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended March 31, 2018, the Fund deferred until April 1, 2018 qualified late year ordinary losses in the amount of $45,589 for federal income tax purposes.

During the year ended March 31, 2018, the following reclassifications were made as a result of permanent differences between the financial statements and income tax reporting requirements:

Increase in accumulated net investment loss	Increase in undistributed net realized gains from investments	Decrease in paid-in capital
$ 107,131	$ 718	$ (107,849)

Such reclassifications have no effect on the Fund’s total net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2015 through March 31, 2018) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. Investment Transactions

During the year ended March 31, 2018, cost of purchases and sales of investment securities, other than short-term investments and U.S. government securities, were $4,850,059 and $10,353,344, respectively.

The Piedmont Select Equity Fund

Notes to Financial Statements (Continued)

5. Transactions with Related Parties

A Trustee and certain officers of the Trust are also officers of Sheets Smith Wealth Management, Inc. (the “Advisor”) or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

INVESTMENT ADVISORY AGREEMENT

Under the terms of an Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.90% of the Fund’s average daily net assets.

The Advisor has entered into an Expense Limitation Agreement (“ELA”) with the Fund under which it has agreed to waive its investment advisory fees and to assume other expenses of the Fund, if necessary, in order to limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, brokerage costs and transaction-related expenses, acquired fund fees and expenses, dividend expense on securities sold short and payments, if any, under a Rule 12b-1 Plan) to not more than 1.35% of the Fund’s average daily net assets. This ELA is currently in effect until August 1, 2018 and may continue from year-to-year thereafter, provided such continuation is approved by the Trustees. Accordingly, during the year ended March 31, 2018, the Advisor waived investment advisory fees of $89,310. This amount is not subject to recapture in future periods.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Fund for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus (an “Independent Trustee”) receives from the Fund an annual retainer of $3,000, paid quarterly, a fee of $250 for attendance at each in-person meeting of the Trustees and a fee of $150 for attendance at each telephonic meeting of the Trustees. The Fund reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

OTHER SERVICE PROVIDERS

Ultimus provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Fund’s principal underwriter. The Distributor receives fees from the Fund for such services. The Distributor is an affiliate of Ultimus.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure

The Piedmont Select Equity Fund

Notes to Financial Statements (Continued)

under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Piedmont Select Equity Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Piedmont Investment Trust
and the Shareholders of The Piedmont Select Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Piedmont Select Equity Fund, a series of shares of beneficial interest in Piedmont Investment Trust (the “Fund”), including the schedule of investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

The Piedmont Select Equity Fund

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of the Piedmont Investment Trust since 2006.

Philadelphia, Pennsylvania
May 25, 2018

The Piedmont Select Equity Fund

About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2017 through March 31, 2018).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Piedmont Select Equity Fund

About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,052.40	$6.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.20	$6.79

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.35% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5865, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5865, or on the SEC’s website at http://www.sec.gov.

The Fund files a complete listing of its portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5865. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Federal Tax Information (Unaudited)

For the fiscal year ended March 31, 2018, the Fund designated $2,213,642 as long-term capital gain distributions subject to a maximum tax rate of 20%.

The Piedmont Select Equity Fund

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term.

The following table provides information regarding each Trustee and executive officer of the Trust including their principal occupations during the past five years and public directorships held by the Trustees:

Name, Address and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships of Public Companies Held by Trustee
INDEPENDENT TRUSTEES
J. Walter McDowell 120 Club Oaks Court Suite 200 Winston-Salem, NC 27104 Year of birth: 1950	Trustee	Since February 2013	Retired Chief Executive Officer of Wachovia Bank – Carolinas/Virginia Banking Division from 2003-2007.	1	None
H. Vernon Winters 120 Club Oaks Court Suite 200 Winston-Salem, NC 27104 Year of birth: 1940	Chairman and Trustee	Since February 2013	Retired Chief Investment Officer of Mellon Financial Corp./Mellon Private Wealth Management from 1994 to 2002.	1	None
INTERESTED TRUSTEE*
David B. Gilbert 120 Club Oaks Court Suite 200 Winston-Salem, NC 27104 Year of birth: 1942	Trustee and President/ Treasurer (Principal Executive Officer and Principal Financial Officer)	Since April 2009	Executive Vice President and Portfolio Manager, Sheets Smith Wealth Management, Inc. since 1994.	1	None

*	Mr. Gilbert is an Interested Trustee because he is Executive Vice President of Sheets Smith Wealth Management, Inc., the investment advisor of the Fund.

The Piedmont Select Equity Fund

Board of Trustees and Executive Officers (Unaudited) (Continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
OTHER OFFICERS
Robert G. Dorsey 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Year of birth: 1957	Vice President	Since June 2007	Managing Director and Co-CEO of Ultimus Fund Solutions, LLC and its subsidiaries (except as otherwise noted for FINRA-regulated broker-dealer entities).
Benjamin V. Mollozzi 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Year of birth: 1984	Secretary	Since May 2017	Associate Attorney of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Paul T. Anthony 120 Club Oaks Court Suite 200 Winston-Salem, NC 27104 Year of birth: 1965	Chief Compliance Officer	Since May 2006	Portfolio Manager since 1999 and Chief Compliance Officer since 2005 of Sheets Smith Wealth Management, Inc.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, please call 1-888-859-5865.

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The Piedmont Select Equity Fund

is a series of

The Piedmont Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Piedmont Select Equity Fund	Sheets Smith Wealth Management, Inc.
c/o Ultimus Fund Solutions, LLC	120 Club Oaks Court, Suite 200
225 Pictoria Drive, Suite 450	Winston Salem, North Carolina 27104
Cincinnati, OH 45246

Toll-Free Telephone:	World Wide Web @:
1-888-859-5865	piedmontselectfund.com

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, nondiversified fund risk, issuer risk, mid-cap risk, interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.piedmontselectfund.com or by calling Shareholder Services at 1-888-859-5865. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about May 30, 2018.

For More Information on Your Piedmont Select Equity Mutual Fund:

See Our Web site @ www.piedmontselectfund.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5865

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the view of the committee that, if novel issues ever arise, it will hire an expert to assist it as needed.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,500 and $13,500 with respect to the registrant’s fiscal years ended March 31, 2018 and 2017, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,000 with respect to the registrant’s fiscal years ended March 31, 2018 and 2017, respectively. The services comprising these fees are the preparation of the registrant’s federal and state income and federal excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Aggregate non-audit fees of $2,000 and $2,000 were billed by the registrant’s accountant for services rendered to the registrant with respect to the fiscal years ended March 31, 2018 and 2017, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Piedmont Investment Trust

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, Trustee, President, Treasurer,
Principal Executive Officer & Principal Financial Officer

Date	June 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, Trustee, President, Treasurer,
Principal Executive Officer & Principal Financial Officer

Date	June 5, 2018

*	Print the name and title of each signing officer under his or her signature.